Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value		$ 261,416	$ 157,814
Cash and cash equivalents - Fair Value		261,416	157,814
Restricted cash - Book Value		8,636	17,284
Restricted cash - Fair Value		8,636	17,284
Amounts due from related parties, long-term - Book Value		39,519	41,403
Amounts due from related parties, long-term - Fair Value		39,519	41,403
Amounts due from related parties, short-term - Book Value		2,647	0
Amounts due from related parties, short-term - Fair Value		2,647	0
Amounts due to related parties, short-term - Book Value		0	(104,751)
Amounts due to related parties, short-term - Fair Value		0	(104,751)
Credit facilities and financial liabilities, including current portion, net - Book Value		(1,443,398)	(1,556,440)
Credit facilities and financial liabilities, including current portion, net - Fair Value	[1]	$ (1,459,783)	$ (1,569,972)

[1]	The fair value of the Company’s credit facilities and financial liabilities is estimated based on currently available credit facilities and financial liabilities with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.